EQUITY METHOD INVESTMENT - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
EQUITY METHOD INVESTMENT
Balance at beginning of period			$ 525	$ 608	$ 608	$ 2,360
Share of earnings (losses)	$ 9	$ 139	18	136	225	(1,194)
Distributions			(69)	$ (312)	(312)	(558)
Balance at end of period	$ 474		$ 474		$ 525	$ 608